Share-based Payment - Schedule of Number and Contractual Life of Options (Details) - Stock Option Plan	12 Months Ended
Mar. 31, 2023 $ / shares shares
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Weighted remaining contractual life outstanding	4 years 5 months 26 days
Number of options outstanding | shares	417,333
Weighted number of options exercisable | shares	260,801
Weighted average exercise price	$ 20.58
$1.55 - $1.60
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	1.55
Exercise price, upper range limit	$ 1.60
Weighted remaining contractual life outstanding	4 years 4 months 17 days
Number of options outstanding | shares	115,715
Weighted number of options exercisable | shares	28,572
Weighted average exercise price	$ 1.55
$1.61 - $6.07
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	1.61
Exercise price, upper range limit	$ 6.07
Weighted remaining contractual life outstanding	4 years 5 months 26 days
Number of options outstanding | shares	114,000
Weighted number of options exercisable | shares	114,000
Weighted average exercise price	$ 1.64
$6.08 - $22.40
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	6.08
Exercise price, upper range limit	$ 22.40
Weighted remaining contractual life outstanding	3 years 10 months 9 days
Number of options outstanding | shares	20,716
Weighted number of options exercisable | shares	6,908
Weighted average exercise price	$ 11.10
$22.41 - $27.92
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	22.41
Exercise price, upper range limit	$ 27.92
Weighted remaining contractual life outstanding	3 years 4 months 13 days
Number of options outstanding | shares	85,715
Weighted number of options exercisable | shares	57,144
Weighted average exercise price	$ 25.55
$27.93 - $157.62
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	27.93
Exercise price, upper range limit	$ 157.62
Weighted remaining contractual life outstanding	5 years 11 months 26 days
Number of options outstanding | shares	81,187
Weighted number of options exercisable | shares	54,177
Weighted average exercise price	$ 66.42